Summary of significant accounting policies - Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables
Impairment losses	$ 0	$ 0	$ 0
Members
Receivables
Receivables	187,401,000	$ 143,715,000	$ 135,462,000
Non-Members
Receivables
Receivables	$ 32,614,000